Document And Entity Information	Feb. 10, 2023
Document Information Line Items
Entity Registrant Name	REX AMERICAN RESOURCES CORPORATION
Trading Symbol	REX
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000744187
Document Period End Date	Feb. 10, 2023
Entity Emerging Growth Company	false
Entity File Number	001-09097
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	31-1095548
Entity Address, Address Line One	7720 Paragon Rd.
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45459
City Area Code	937
Local Phone Number	276-3931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE